OTHER RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other accounts receivable and prepaid expense
	December 31,
	2022	2021

Prepaid expenses	$4,560	$4,029
Government authorities	2,108	2,947
Accrued interest	1,059	198
Foreign currency derivative contracts	23	980
Short-term lease deposits	163	185
Others	72	151

	$7,985	$8,490